Inventories - Schedule of Inventories (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 13,637	$ 17,693
Finished goods	183	190
Less: provision for inventory obsolescence	(13,691)	(17,749)
Totals	$ 129	$ 134